Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Future minimum rental payments for operating leases
2014	$ 333,000
2015	319,000
2016	329,000
2017	3,000
2018	2,000
Total future minimum rental payments, operating leases	$ 986,000